CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUE	$ 123,877	$ 45,656
Cost of sales	104,376	29,255
Gross profit	19,501	16,401
EXPENSES
Research and development	34,020	22,898
Selling and marketing	16,088	15,307
General and administrative	26,601	17,653
Government assistance		(902)
TOTAL EXPENSES	76,709	54,956
Income (loss) before amortization of intangible assets and other items	(57,208)	(38,555)
Amortization of intangible assets	(3,748)	(1,986)
Accretion expense	(124)	(650)
Restructuring expense	(2,085)
Interest income (expense) (net)	(1,662)	393
Investment gain (loss)		67
Impairment of intangible assets	(13,812)	(8,315)
Gain on change in estimate	6,958	15,146
Gain on purchase of business	19,397
Loss on sale of assets	(2,827)
Foreign exchange gain (loss)	23	100
Income (loss) before income taxes	(55,088)	(33,800)
Income tax expense (recovery)	(81)	(104)
Net Income (loss)	(55,007)	(33,696)
Net Loss Attributable to Non-Controlling Interest	258	215
Net Income (loss) applicable to shareholders	$ (54,749)	$ (33,481)
Income (loss) per share
Basic	$ (1.46)	$ (0.94)
Diluted	$ (1.46)	$ (0.94)
Weighted Average Shares Outstanding
Basic	37,495,818	35,506,689
Diluted	37,495,818	35,506,689